                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2007

Check here if Amendment: [ ]; Amendment Number: ____

  This Amendment (Check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:    Fairfax Financial Holdings Limited
   Address: 95 Wellington Street West
            Suite 800
            Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    V. Prem Watsa
   Title:   Chairman and Chief Executive Officer
   Phone:   416-367-4941

Signature, Place, and Date of Signing:

/s/ V. Prem Watsa                   Toronto, ON                 October 30, 2007
-----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       28

Form 13F Information Table Value Total:       $3,068,133
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number       Name
01         028-12555                  Hamblin Watsa Investment Counsel Ltd.
02         028-12556                  V. Prem Watsa

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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                               SEPTEMBER 30, 2007

COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                       TITLE OF                  VALUE      SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
 ISSUER                        CLASS          CUSIP    [x$1000]    PRN AMT    PRN    CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM           002824100      2,413      45,000     SH        DEFINED     01,02     SOLE
BALDWIN & LYONS INC           CL B          057755209     26,487     969,875     SH        DEFINED     01,02     SOLE
BERKSHIRE HATHAWAY INC DEL    CL A          084670108        474           4     SH        DEFINED     01,02     SOLE
BERKSHIRE HATHAWAY INC DEL    CL B          084670207        395         100     SH        DEFINED     01,02     SOLE
CFS BANCORP INC               COM           12525D102        141      10,000     SH        DEFINED     01,02     SOLE
CITIZENS COMMUNICATIONS CO    COM           17453B101    143,200  10,000,000     SH        DEFINED     01,02     SOLE
DELL INC                      COM           24702R101    235,260   8,523,900     SH        DEFINED     01,02     SOLE
DOW JONES & CO INC            COM           260561105     59,700   1,000,000     SH        DEFINED     01,02     SOLE
EASTMAN CHEM CO               COM           277432100      3,337      50,000     SH        DEFINED     01,02     SOLE
FIRST PL FINL CORP            COM           33610T109        177      10,000     SH        DEFINED     01,02     SOLE
IDT CORP                      COM           448947101        119      15,000     SH        DEFINED     01,02     SOLE
INTERNATIONAL COAL GRP INC N  COM           45928H106     93,484  21,055,000     SH        DEFINED     01,02     SOLE
JOHNSON & JOHNSON             COM           478160104    284,829   4,335,300     SH        DEFINED     01,02     SOLE
KING PHARMACEUTICALS INC      COM           495582108     12,095   1,032,000     SH        DEFINED     01,02     SOLE
MARSH & MCLENNAN COS INC      COM           571748102     61,279   2,403,100     SH        DEFINED     01,02     SOLE
NEW YORK CMNTY BANCORP INC    COM           649445103        381      20,000     SH        DEFINED     01,02     SOLE
OLD REP INTL CORP             COM           680223104        211      11,250     SH        DEFINED     01,02     SOLE
OVERSTOCK COM INC DEL         COM           690370101     97,597   3,388,774     SH        DEFINED     01,02     SOLE
PFIZER INC                    COM           717081103    404,710  16,566,100     SH        DEFINED     01,02     SOLE
STEWART ENTERPRISES INC       CL A          860370105     24,317   3,191,146     SH        DEFINED     01,02     SOLE
US BANCORP DEL                COM NEW       902973304        221       6,800     SH        DEFINED     01,02     SOLE
U S G CORP                    COM NEW       903293405        357       9,500     SH        DEFINED     01,02     SOLE
WAL MART STORES INC           COM           931142103      9,895     226,700     SH        DEFINED     01,02     SOLE
GLAXOSMITHKLINE PLC           SPONSORED ADR 37733W105        468       8,800     SH        DEFINED     01,02     SOLE
SANOFI AVENTIS                SPONSORED ADR 80105N105        484      11,400     SH        DEFINED     01,02     SOLE
ODYSSEY RE HLDGS CORP         COM           67612W108  1,573,442  42,399,400     SH        DEFINED     01,02     SOLE
OVERSTOCK COM INC DEL         NOTE 3.750%
                              12/0          690370AB7     30,651  36,873,000    PRN        DEFINED     01,02     SOLE
PIER 1 IMPORTS INC            NOTE 6.375%
                              2/1           720279AH1      2,009   2,500,000    PRN        DEFINED     01,02     SOLE